U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


1.       Name and address of issuer:        Protective Variable Life Separate
                                            Account
                                            2801 Highway 280 South
                                            Birmingham, Alabama 35223

2. Name of each series or class of securities for which this Form is filed: (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

                                            /X/

3.       Investment Company Act File Number:                  811-7337

         Securities Act File Number:        33-61599, 333-45963, 333-52215,
                                            333-72775, 333-31944

4(a).    Last day of fiscal year for which this notice is filed:
         Year Ended December 31, 2000

4(b). Check box if this notice is being filed late more than 90 days after the end of the issuer's fiscal year

                                            / /

4(c).    Check box if this is the last time the issuer will be filing this form.

                                            / /

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on section 24f
                  (from Item 10):                                   $34,584,138
                                                                    -----------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year (if
                  applicable):                                       $1,459,857
                                                                     ----------

         (iii) Aggregate price of securities redeemed or repurchased during the prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission              -0-
                                                              -----------------

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                   -$(1,459,857)
                                                                  -------------

         (v)      Net sales - if Item 5(i) is greater that Item
                  5(iv) [subtract Item 5(iv) from Item 5(i)]:       $33,124,281
                                                                    -----------

         (vi)     Redemption credits available for use in
                  future years - if Item 5(i) is less than Item
                  5(iv) [subtract Item 5(iv) from Item 5(i)]:  $ (           0)
                                                           --------------------

         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                         x   0.00025000
                                                                 --------------

         (viii)   Registration fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter "0" if no fee is due): =$           8,281
                                                             ------------------

-------------------------------------------------------------------------------


         6.       Prepaid Shares

                  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units deducted here: N/A If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

-------------------------------------------------------------------------------


         7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                              +$            N/A

         8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                +$        8,281

-------------------------------------------------------------------------------

         9. Date the registration fee and an interest payment was sent to the Commission's lockbox depository:

                  March   15  , 2001
                        ------

-------------------------------------------------------------------------------


                  Method of delivery:

                  /X/      Wire Transfer
                  / /      Mail or other means


                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ Kevin B. Borie
                                           -------------------------------------
                                            Kevin B. Borie, Vice President and
                                            Actuary, Investment Products
                                            Protective Life Insurance Company

Date     March   15  , 2001
               ------

*Please print the name and title of the signing officer below the signature.


















33768v3